Document and Entity Information	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	North American Energy Partners Inc.
Entity Central Index Key	0001368519
Document Type	40-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		36,242,526